Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 3. Summary of Significant Accounting Policies

Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities purchased with remaining maturities of 90 days or less to be cash equivalents.  Cash equivalents are stated at cost which approximates market value and primarily consists of money market funds that are readily convertible into cash.  Restricted cash comprises amounts held in deposits that were required as collateral under the lease of office space.

Revenue

Advertising Revenue:  We generate advertising revenue primarily from display and video advertising, which is typically sold on a cost-per-thousand impressions, or CPM basis, and completed engagements on a cost per engagement (CPE) basis.  Advertising campaigns typically range from one to 12 months, and advertisers generally pay us based on a minimum of delivered impressions or the satisfaction of other criteria, such as click-throughs.

The Company recognizes revenue when: (1) persuasive evidence exists of an arrangement with the customer reflecting the terms and conditions under which products or services will be provided; (2) delivery has occurred or services have been provided; (3) the fee is fixed or determinable; and (4) collection is reasonably assured. For all revenue transactions, the Company considers a signed agreement, a binding insertion order or other similar documentation to be persuasive evidence of an arrangement.

Deferred Revenue:  Our deferred revenue consists principally of both prepaid but unrecognized revenue and advertising fees received or billed in advance of the delivery or completion of the delivery of services.  Deferred revenue is recognized as revenue when the services are provided and all other revenue recognition criteria have been met.

Watchpoints and Engagement Points

The Company issues points to its users as an incentive to utilize the Viggle app and its features. Users can redeem these points for rewards. The Company records the cost of these points based on the weighted average cost of redemptions during the period. Points earned but not redeemed are classified as liability.

Users earn points for various activities and the Company reports points earned for checking into shows and points earned for engaging in advertiser sponsored content as a separate line in its statement of operations. All other points earned by users are reflected as a marketing expense in selling, general and administrative expense.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  These estimates include, among others, fair value of financial assets and liabilities, net realizable values on long-lived assets, certain accrued expense accounts, and estimates related to stock-based compensation.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, receivables, accounts payable, and other current liabilities approximate fair value because of the immediate or short-term maturity of these financial instruments.  The Company’s debt approximates fair value as current borrowing rates for the same or similar issues are the same as those that were given to the Company at the issuance of its debt.

Property and Equipment

Property and equipment (consisting of computers, software, furniture and fixtures, and leasehold improvements) is recorded at historical cost and is depreciated using the straight-line method over their estimated useful lives.  The useful life and depreciation method are reviewed periodically to ensure that the depreciation method and period are consistent with the anticipated pattern of future economic benefits.  Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized.  Gains and losses on disposals are included in the results of operations.  Equipment, software, furniture and fixtures are being depreciated over a useful life of three years, leasehold improvements are depreciated over a useful life of 10 years consistent with the life of the underlying lease.

Impairment of Long-Lived Assets

The Company applies the provisions of Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.  In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets.  Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal.  Based on its review, the Company believes that as of March 31, 2012, the carrying value of the intellectual property  for TIPPT’s contract with the 100 Mile Group is impaired and accordingly the company has taken a charge in the current period for approximately $2,250 related to the asset impairment.  The Company, through its acquisition of the assets of WatchPoints, purchased certain intellectual property (trademark applications, patent applications, and domain names).  This acquisition has been deemed to be a defensive acquisition and the fair value of the intellectual property acquired of $4,209 is being amortized over the estimated useful life of the Company’s Viggle software of three years on a straight-line basis.  Amortization expense of the intellectual property for the three and nine months ended March 31, 2012 was $351 and $701, respectively.

The Company, through its acquisition of a 65% common stock interest in TIPPT, acquired identifiable intangible assets valued at $4,628.  As of March 31, 2012, $2,378 of warrants payable as contingent consideration for the acquisition has been derecognized and is longer included as part of the fair value of the consideration paid to acquire the asset. As a result of this derecognition and the $2,250 impairment noted above, the fair value of the TIPPT intangible assets as of March 31, 2012 is $0.  (See Note #14, Subsequent Events).

The Company, through its acquisition of the assets of Loyalize on December 31, 2011 acquired certain intellectual property (patent application, trade names and domain names) and recorded goodwill.  As of March 31, 2012, the fair value of the intangibles is $526 and the goodwill is $3,015.

Internal Use Software

The Company recorded $1,842 of capitalized software as part of the Loyalize acquisition as of March 31, 2012.  The Company records amortization of the software on a straight-line basis over the estimated useful life of the software.  As revenue producing activities commenced in the third quarter of 2012, $116 of amortization expense has been recorded for the three months and nine months ended March 31, 2012.

The Company records and capitalizes computer software costs and, appropriately, certain costs have been capitalized in the amounts of $2,176 and $317 as of March 31, 2012 and June 30, 2011, respectively, in accordance with ASC 350-40.  The Company records amortization of the software on a straight-line basis over the estimated useful life of the software. As revenue producing activities commenced in the third quarter of 2012, $100 of amortization expense has been recorded for the three months and nine months ended March 31, 2012.

Marketing

Marketing costs are expensed as incurred.  Marketing expense for the Company for the three and nine months ended March 31, 2012 was $2,402 and $4,126, respectively, and for the three and nine months ended March 31, 2011 was $0.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes.  Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse.  A valuation allowance is recorded when it is unlikely that the deferred tax assets will not be realized.  We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date.  In accordance with ASC 740-10, for those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.  For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation.  Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period.  The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued.  Stock-based awards issued to date are comprised of both restricted stock awards (RSUs) and employee stock options.

Recently Issued Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements.  This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements.  Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the Company’s consolidated financial statements.  Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.

In May 2011, the Financial Accounting Standards Board (FASB) released ASU 2011-04 “Fair Value Measurement”, which amends ASC 820 “Fair Value Measurements and Disclosures”. This standard will be effective beginning in the first calendar quarter of 2012 and the Company is in the process of assessing the impact of this standard on the Company’s Consolidated Financial Statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income: Presentation of Comprehensive Income.  The ASU amends FASB Codification Topic 220, Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2011, and early adoption is permitted.  The adoption of this standard will not have an impact on the Company’s consolidated financial statements.

Change of Fiscal Year:  On February 24, 2011, the Board of Directors of the Company approved a change to the Company's fiscal year end from December 31 to June 30.

Cash, Cash Equivalents and Restricted Cash

The Company considers all highly liquid securities purchased with remaining maturities of 90 days or less to be cash equivalents.  Cash equivalents are stated at cost which approximates market value and primarily consists of money market funds that are readily convertible into cash.  Restricted cash comprises amounts held in deposits that were required as collateral under the lease of office space.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period.  These estimates include, among others, fair value of financial assets and liabilities, net realizable values on long-lived assets, certain accrued expense accounts, and estimates related to stock-based compensation.  Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments.  The Company’s debt approximates fair value as current borrowing rates for the same or similar issues are the same as those that were given to the Company at the issuance of its debt.

Equipment

Equipment (consisting of computers, software, furniture and fixtures) is recorded at historical cost and is depreciated using the straight-line method over their estimated useful lives.  The useful life and depreciation method are reviewed periodically to ensure that the depreciation method and period are consistent with the anticipated pattern of future economic benefits.  Expenditures for maintenance and repairs are charged to operations as incurred while renewals and betterments are capitalized.  Gains and losses on disposals are included in the results of operations.  The useful life of the equipment is being depreciated over three years.

Impairment of Long-Lived Assets.

The Company applies the provisions of Accounting Standards Codification (“ASC”) Topic 360, “Property, Plant, and Equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets.  ASC 360 requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.  In that event, a loss is recognized based on the amount by which the carrying amount exceeds the fair value of the long-lived assets.  Loss on long-lived assets to be disposed of is determined in a similar manner, except that fair values are reduced for the cost of disposal.  Based on its review, the Company believes that as of June 30, 2010 and June 30, 2011, there was no significant impairment of its long-lived assets.

Internal Use Software

The Company capitalizes costs related to the development of internal use software in accordance with ASC 350-40.  When capitalized, the Company will amortize the costs of computer software developed for internal use on a straight-line basis or appropriate usage basis over the estimated useful life of the software.  Currently, the Company is in the application development stage of its computer software development and, appropriately, certain costs have been capitalized in the amounts of $317 and $0 as of June 30, 2011 and June 30, 2010, respectively.

Marketing

Marketing costs are expensed as incurred.  Marketing expense for the Company in 2011 and 2010 was $1,005 and $0, respectively.

Income Taxes

The Company uses the liability method of accounting for income taxes as set forth in ASC 740, Income Taxes.  Under the liability method, deferred taxes are determined based on the temporary differences between the financial statement and tax basis of assets and liabilities using tax rates expected to be in effect during the years in which the basis differences reverse.  A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.  We assess our income tax positions and record tax benefits for all years subject to examination based upon our evaluation of the facts, circumstances and information available at the reporting date.  For those tax positions where there is a greater than 50% likelihood that a tax benefit will be sustained, our policy will be to record the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.  For those income tax positions where there is less than 50% likelihood that a tax benefit will be sustained, no tax benefit will be recognized in the financial statements.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation – Stock Compensation.  Under the fair value recognition provisions of ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense ratably over the requisite service period.  The Company uses the Black-Scholes option pricing model to determine the fair value of stock options and warrants issued.  Stock-based awards issued to date are comprised principally of restricted stock awards (RSUs).

Recently Issued Accounting Pronouncements

In October 2009, the FASB issued Accounting Standards Update (“ASU”) No. 2009-13, Multiple-Deliverable Revenue Arrangements.  The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable based on the relative selling price.  The selling price for each deliverable is based on vendor-specific objective evidence (“VSOE”) if available, third-party evidence if VSOE is not available, or estimated selling price if neither VSOE or third-party evidence is available.  ASU 2009-13 is effective for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010.  The Company does not expect that the provisions of the new guidance will have a material effect on its consolidated financial statements.

In January 2010, the FASB issued ASU No. 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements.  This standard also clarifies existing disclosure requirements related to the level of disaggregation of fair value measurements for each class of assets and liabilities and disclosures about inputs and valuation techniques used to measure fair value for both recurring and non-recurring Level 2 and Level 3 measurements.  Since this new accounting standard only required additional disclosure, the adoption of the standard in the first quarter of 2010 did not impact the Company’s consolidated financial statements.  Additionally, effective for interim and annual periods beginning after December 15, 2010, this standard will require additional disclosure and require an entity to present disaggregated information about activity in Level 3 fair value measurements on a gross basis, rather than one net amount.

In May 2011, the Financial Accounting Standards Board (FASB) released ASU 2011-04 “Fair Value Measurement”, which amends ASC 820 “Fair Value Measurements and Disclosures”. This standard will be effective beginning in the first calendar quarter of 2012 and the Company is in the process of assessing the impact of this standard on the Company’s Consolidated Financial Statements.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-05, Comprehensive Income: Presentation of Comprehensive Income.  The ASU amends FASB Codification Topic 220, Comprehensive Income, to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  ASU 2011-05 is effective for fiscal years, and interim periods within those fiscal years beginning after December 15, 2011, and early adoption is permitted.  The adoption of this standard will not have an impact on the Company’s financial statements as they currently conform.